Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended				9 Months Ended		12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Revenues, net	$ 5,012,022		$ 5,083,199
Cost of revenues	1,959,023		1,141,768
Gross profit	3,052,999		3,941,431
Operating expenses:
Royalties	329,888		215,632
Salaries, wages and benefits	1,841,595		2,231,434
Selling, general and administrative	1,825,201		6,398,885
Total operating expenses	3,996,684		8,845,951
(Loss) income from operations	(943,685)		(4,904,520)
Other (expenses) income:
Interest income	30,587		21,497
Interest expense	(384,854)		(468,154)
Loss on investment	(3,912)
Total other expense	(358,179)		(446,657)
Loss from operations before income taxes	(1,301,864)		(5,351,177)
Provision for income taxes
Net loss	$ (1,301,864)		$ (5,351,177)
Net loss per share
Basic net loss per share attributable to common stockholders	$ (0.22)		$ (446.15)
Diluted net loss per share attributable to common stockholders	$ (0.22)		$ (446.15)
Weighted average number of shares
Basic weighted average common shares	5,994,704		11,994
Diluted weighted average common shares	5,994,704		11,994
Deep Medicine Acquisition Corp [Member]
Operating expenses:
Officers compensation		$ 15,000		$ 15,000	$ 45,000	$ 45,000	$ 60,000	$ 60,000
Franchise taxes		31,603		50,000	94,400	150,000	200,000	1,177
General and administrative expenses		368,886		350,358	1,009,222	1,207,914	1,907,122	348,735
Total operating expenses		415,489		415,358	1,148,622	1,402,914	2,167,122	409,912
Other (expenses) income:
Investment income (loss) on investments held in Trust Account		55,535		1,061,124	256,757	1,728,701	1,824,459	(4,133)
Total other expense		55,535		1,061,124	256,757	1,728,701	1,824,459	(4,133)
Loss from operations before income taxes		(359,954)		645,766	(891,865)	325,787	(342,663)	(414,045)
Provision for income taxes				68,415		68,415	57,569
Net loss		$ (359,954)		$ 577,351	$ (891,865)	$ 257,372	$ (400,232)	$ (414,045)
Deep Medicine Acquisition Corp [Member] | Common Class A [Member]
Net loss per share
Basic net loss per share attributable to common stockholders		$ (0.08)		$ 0.04	$ (0.20)	$ 0.02	$ (0.03)	$ (0.05)
Diluted net loss per share attributable to common stockholders		$ (0.08)		$ 0.04	$ (0.20)	$ 0.02	$ (0.03)	$ (0.05)
Weighted average number of shares
Basic weighted average common shares		4,357,964		12,509,620	4,453,989	13,017,932	10,946,277	5,578,069
Diluted weighted average common shares		4,357,964		12,509,620	4,453,989	13,017,932	10,946,277	5,578,069
Deep Medicine Acquisition Corp [Member] | Common Class B [Member]
Net loss per share
Basic net loss per share attributable to common stockholders				$ 0.04		$ 0.02	$ (0.03)	$ (0.05)
Diluted net loss per share attributable to common stockholders				$ 0.04		$ 0.02	$ (0.03)	$ (0.05)
Weighted average number of shares
Basic weighted average common shares				2,884,478		3,070,164	2,313,390	3,162,500
Diluted weighted average common shares				2,884,478		3,070,164	2,313,390	3,162,500